Regulatory matters	12 Months Ended
Dec. 31, 2012
Regulatory matters
NOTE 19.	Regulatory matters:

The Bank is subject to various capital requirements administered by its primary federal regulator, the Office of the Comptroller of the Currency. Failure to meet minimum regulatory requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s consolidated financial statements. Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines involving quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classifications under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

As of December 31, 2012, quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to total assets (as defined). Management believes as of December 31, 2012, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total capital to risk-weighted assets (as defined in the regulations), core capital to adjusted tangible assets (as defined) and tangible capital to tangible assets (as defined). Management believes, as of December 31, 2011, that the Bank meets all capital requirements to which it is subject.

As of December 31, 2012, the most recent notification from the Office of the Comptroller of the Currency categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

			For Capital			To Be Well Capitalized Under Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2012:
Total Capital to Risk Weighted Assets	$118,109	14.66%	$64,456	>	8.0%	$80,570	>	10.0%
Tier 1 Capital to Risk Weighted Assets	108,546	13.47	32,229	>	4.0	48,342		6.0
Tier 1 Capital to Total Assets	108,546	8.82	49,206		4.0	61,507	>	5.0

As of December 31, 2011:
Total Capital (to Risk Weighted Assets)	100,957	15.01	53,821	>	8.0	67,276	>	10.0
Core Capital (to Adjusted Tangible Assets)	96,525	9.58	40,288	>	4.0	50,359	>	5.0
Tangible Capital (to Tangible Assets)	96,525	9.57	15,108	>	1.5	N/A		N/A
Tier 1 Capital (to Risk Weighted Assets)	96,525	14.35	N/A		N/A	40,365	>	6.0

The following is a reconcilement of the Bank’s total equity included in the consolidated balance sheet to the regulatory capital ratios disclosed in the table above:

	December 31, 2012		December 31, 2011
(Dollars in thousands)	Tier 1 Capital	Total Capital	Tier 1 Capital	Total Capital
Total equity	$145,755	$145,755	$126,406	$126,406
Accumulated other comprehensive loss	1,254	1,254	653	653
Allowable allowance for loan losses	—	9,563	—	8,404
Goodwill and core deposit intangible	(38,248)	(38,248)	(30,353)	(30,353)
Mortgage servicing asset	(215)	(215)	(181)	(181)
Equity investments and other assets	—	—	—	(3,972)

Totals	$108,546	$118,109	$96,525	$100,957